WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 107.3%
COMMUNICATION SERVICES - 20.3%
Diversified Telecommunication Services - 2.0%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000	$1,173,200	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	1,000,000	926,250
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,769,991	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	2,713,200
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,220,000	1,293,200	(a)(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	300,000	309,000	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	4,089,000	2,882,745	*(a)(b)(c)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	1,225,000	808,500	*(a)(b)(c)

Total Diversified Telecommunication Services				12,876,086

Entertainment - 0.9%
Netflix Inc., Senior Notes	5.875%	11/15/28	2,755,000	3,030,500	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	2,305,000	2,586,671	(a)(b)

Total Entertainment				5,617,171

Interactive Media & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,234,935	(b)
Match Group Inc., Senior Notes	5.000%	12/15/27	920,000	969,450	(a)(b)

Total Interactive Media & Services				2,204,385

Media - 10.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,950,000	8,491,594	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	8,790,000	9,592,087	(a)(b)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	3,345,000	3,424,444	(a)(b)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	1,670,000	1,772,288	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	5,013,687	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,152,250	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	8,060,000	8,292,128	(a)(b)
Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes	5.375%	8/15/26	180,000	183,375	(a)(d)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	6,180,000	5,770,699	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	13,359,000	$13,125,217	(b)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	3,010,000	3,077,725	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,710,000	1,782,675	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	3,600,000	3,694,500	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,610,000	1,686,475	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	513,500	(a)

Total Media				67,572,644

Wireless Telecommunication Services - 6.4%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,673,150	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,445,198	(a)(b)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	1,045,000	(a)(b)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,930,000	2,131,444	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,425,500	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,430,188	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,391,333	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	5,034,875	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,735,500	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	122,925	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,937,601	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	330,832	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,781,271	(e)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	769,685	(a)(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,469,395	(a)(b)

Total Wireless Telecommunication Services				40,723,897

TOTAL COMMUNICATION SERVICES				128,994,183

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 2.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,333,000	4,106,410	(a)(b)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	2,290,000	2,330,075	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	209,000	210,306
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,650,000	1,652,063	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - (continued)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,121,000		$4,136,454	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,800,000		3,895,000	(a)(b)

Total Auto Components					16,330,308

Diversified Consumer Services - 2.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	3,920,000		4,037,600	(a)(b)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,910,000		3,062,775	(a)(b)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,820,000		1,860,986	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,670,000		2,790,150	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,523,675	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,000,000		976,180	(a)

Total Diversified Consumer Services					15,251,366

Hotels, Restaurants & Leisure - 2.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,950,000		3,022,334	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	1,440,000		1,512,000	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,910,000	GBP	4,140,683	(e)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,803,000		1,935,971	(a)(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	2,950,000		3,053,250	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	750,000		778,125	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,270,000		3,347,662	(a)(b)

Total Hotels, Restaurants & Leisure					17,790,025

Household Durables - 0.8%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	1,670,000		1,749,325	(a)
Lennar Corp., Senior Notes	5.000%	6/15/27	3,140,000		3,320,550	(b)

Total Household Durables					5,069,875

Specialty Retail - 4.4%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,520,000		2,521,512	(b)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	3,702,000	EUR	4,054,817	(e)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,000,000	EUR	1,095,305	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	6,400,000		$6,176,000	(a)(b)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	9,690,000		9,627,984	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	4,670,000		4,658,325	(b)

Total Specialty Retail					28,133,943

Textiles, Apparel & Luxury Goods - 0.4%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	1,000,000	EUR	1,090,888	(e)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,300,000		1,365,000	(a)(b)

Total Textiles, Apparel & Luxury Goods					2,455,888

TOTAL CONSUMER DISCRETIONARY					85,031,405

CONSUMER STAPLES - 1.7%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	330,000		341,550	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,365,000		5,653,369	(a)(b)

Total Food Products					5,994,919

Household Products - 0.8%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,720,000		1,788,800	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	3,060,000		3,185,307	(b)

Total Household Products					4,974,107

TOTAL CONSUMER STAPLES					10,969,026

ENERGY - 21.0%
Energy Equipment & Services - 0.3%
Pride International LLC, Senior Notes	7.875%	8/15/40	920,000		625,600	(b)
Transocean Inc., Senior Notes	9.000%	7/15/23	378,000		399,153	(a)(b)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,035,000		755,550	(b)

Total Energy Equipment & Services					1,780,303

Oil, Gas & Consumable Fuels - 20.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000		851,512	(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,660,000		1,593,600	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,260,000		2,282,600	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	690,000		692,588	(a)(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	1,120,000		1,234,912	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000		4,361,700	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000		916,500	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000	$605,500	(b)
Chesapeake Energy Corp., Senior Notes	8.000%	3/15/26	1,110,000	893,550	(a)
Chesapeake Energy Corp., Senior Notes	7.500%	10/1/26	3,370,000	2,662,300
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,220,000	3,363,843	(b)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	3,000,000	3,315,600	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,817,251	(b)
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	2,550,000	2,768,785	(a)(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	3,180,000	3,152,175	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,000,000	3,249,090	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,677,441	(b)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,141,796	(a)(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,230,000	1,318,241	(a)(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	8,210,000	7,879,794	(a)(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,505,625	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,246,095	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,540,000	3,500,175	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	831,800
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,320,000	4,723,920	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	10,320,000	11,100,502	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	7,428,534
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	620,000	93,000	*(c)(e)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	2,970,000	2,677,396
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,000,000	1,767,500
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,105,000	4,313,725	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,528,707	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,593,449	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,400,000	$1,483,580	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,254,960	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	6,525,000	6,631,031	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,430,000	1,580,436	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	7,600,000	7,155,400	(a)(b)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,000,000	919,496
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,840,000	1,732,259
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,530,000	1,503,378	(b)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	870,000	824,325	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,074,557	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,374,692	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,012,326	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,541,923	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,209,100	(b)
YPF SA, Senior Notes	6.950%	7/21/27	5,680,000	5,147,500	(a)

Total Oil, Gas & Consumable Fuels				131,534,169

TOTAL ENERGY				133,314,472

FINANCIALS - 17.6%
Banks - 13.2%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	2,839,336	(b)(f)(g)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,970,000	2,219,466	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000	3,243,525	(b)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year U.S. Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,120,000	2,228,152	(b)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,250,000	$3,291,812	(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year U.S. Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,500,000	4,342,500	(a)(g)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,017,206	(a)(b)(f)(g)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000	1,126,250	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,801,000	3,011,075	(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,900,000	3,094,604	(b)(f)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,120,000	10,721,786	(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,710,000	1,727,100	(a)(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,914,737	(a)(b)(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	2,640,000	2,660,513	(b)(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	4,100,000	4,277,940	(b)(f)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	8,230,000	8,339,873	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	7,490,000	7,726,690	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,570,000	1,653,548	(b)(f)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000	2,574,398	(b)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		$4,677,250	(b)(f)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,460,762	(b)(f)(g)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,121,049	(e)(f)(g)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,333,285	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,164,946	(a)(g)

Total Banks					83,767,803

Capital Markets - 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	3,920,000		4,197,752	(a)(b)(f)(g)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000		2,168,400	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		3,080,041	(b)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,290,000		3,475,062	(a)(f)(g)

Total Capital Markets					12,921,255

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000		1,205,100	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000		2,077,062

Total Consumer Finance					3,282,162

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		911,328
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,390,000		1,458,579
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	730,000		500,050	(a)(b)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	993,000		1,046,373	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,540,000	$3,533,274	(a)(h)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000	2,323,184	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000	827,841	(b)

Total Diversified Financial Services				10,600,629

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,413,352	(a)(b)

TOTAL FINANCIALS				111,985,201

HEALTH CARE - 10.0%
Health Care Providers & Services - 5.5%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,520,000	1,375,600	(a)(b)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%), 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.402%	8/15/20	159,000	158,205	(g)(i)(j)(k)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%), 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.402%	6/30/22	4,552,000	4,756,840	(g)(i)(j)(k)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000	1,035,790	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000	849,487	(b)
Centene Corp., Senior Notes	4.750%	1/15/25	1,860,000	1,918,125	(b)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	2,200,000	2,114,750	(a)(b)
DaVita Inc., Senior Notes	5.125%	7/15/24	2,460,000	2,463,739	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	2,010,000	1,977,378	(b)
HCA Inc., Senior Notes	5.625%	9/1/28	5,760,000	6,365,952	(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,370,375	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000	1,211,160	(b)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,030,000	4,040,075

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	2,500,000	$2,497,400	(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,000,000	2,078,500	(a)(b)

Total Health Care Providers & Services				35,213,376

Pharmaceuticals - 4.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000	5,143,941	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000	849,198	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,510,000	5,682,188	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000	562,070	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000	782,550	(a)(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,570,000	1,418,888
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	16,090,000	14,058,637

Total Pharmaceuticals				28,497,472

TOTAL HEALTH CARE				63,710,848

INDUSTRIALS - 6.4%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	754,000	767,859	(a)(b)

Airlines - 0.7%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	3,332,480	3,529,430	(b)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	637,936	702,495	(b)

Total Airlines				4,231,925

Building Products - 0.9%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	3,170,000	3,233,400	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,345,000	2,326,639	(a)(b)

Total Building Products				5,560,039

Commercial Services & Supplies - 2.5%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	2,340,000	2,568,150	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	230,000	239,775
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,840,000	8,543,248	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	156,000	164,385
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,075,000	4,166,239	(b)

Total Commercial Services & Supplies				15,681,797

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 0.3%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	2,050,000	EUR	$2,125,246	(a)(h)

Industrial Conglomerates - 0.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,780,000		1,727,081	(b)(f)(g)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000		581,229	(a)(b)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,690,000		1,700,562	(a)(b)
Harsco Corp., Senior Notes	5.750%	7/31/27	330,000		340,725	(a)

Total Machinery					2,622,516

Marine - 0.4%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,610,000		2,888,000	(a)(b)

Trading Companies & Distributors - 0.8%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	5,380,000		5,346,375	(a)(b)

TOTAL INDUSTRIALS					40,950,838

INFORMATION TECHNOLOGY - 1.1%
Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	640,000		677,920	(a)(b)

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000		782,557	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000		1,761,081	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000		862,710	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000		497,410
Western Digital Corp., Senior Notes	4.750%	2/15/26	2,068,000		2,049,905	(b)

Total Technology Hardware, Storage & Peripherals					5,953,663

TOTAL INFORMATION TECHNOLOGY					6,631,583

MATERIALS - 12.7%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000		833,000	(b)(e)
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	600,000		603,900	(e)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000		2,101,520	(a)

Total Chemicals					3,538,420

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.2%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	$1,588,140	(a)(b)

Containers & Packaging - 4.1%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	5,607,204	5,817,474	(a)(b)(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,130,000	1,196,975	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	7,158,000	7,408,530	(a)(b)
Greif Inc., Senior Notes	6.500%	3/1/27	2,930,000	3,061,850	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	1,007,400	(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	4,310,000	4,719,450	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000	1,301,082	(a)(d)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	1,680,000	1,736,700	(a)(d)

Total Containers & Packaging				26,249,461

Metals & Mining - 6.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000	1,073,550	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000	2,636,812	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	2,416,000	2,545,860	(a)(b)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	602,007	(a)(b)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	2,195,794	(a)(b)
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,200,000	3,839,054	(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,944,000	2,978,960	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,250,000	1,262,875	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	596,250	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,083,850	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	763,853	(b)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,870,000	1,975,188	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	914,277	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	4,605,000	4,732,558	(b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,320,000	1,280,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	6,060,000		$5,652,162	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000		1,218,350	(a)(b)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	690,000		718,476	(a)(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000		1,846,458	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		3,595,986	(b)

Total Metals & Mining					41,512,720

Paper & Forest Products - 1.3%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	1,530,000	EUR	1,141,137	(e)
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,039,000		1,053,286	(b)
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,300,000		3,423,090	(b)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,250,000		2,500,313	(a)(b)

Total Paper & Forest Products					8,117,826

TOTAL MATERIALS					81,006,567

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	290,000		288,913	(b)
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000		1,416,600	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000		190,900	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,340,000		1,167,475
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	3,230,000		3,242,112	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000		1,072,275	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,590,000		1,659,562	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,732,000		1,796,950	(b)

TOTAL REAL ESTATE					10,834,787

UTILITIES - 1.4%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,160,000		1,155,650	(b)(e)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	460,000		442,750	(a)

Total Electric Utilities					1,598,400

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,850,000		4,922,750	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		$2,439,108	(a)(b)

TOTAL UTILITIES					8,960,258

TOTAL CORPORATE BONDS & NOTES (Cost - $616,621,974)					682,389,168

SOVEREIGN BONDS - 18.3%
Argentina - 3.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	61.675%	6/21/20	70,470,000	ARS	1,559,235	(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,040,000		4,539,780
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	10,570,000		9,121,910
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	5,960,000		4,487,940	(a)

Total Argentina					19,708,865

Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,502,000	BRL	1,247,470
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	24,359,000	BRL	7,063,027
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,500,000		1,591,140

Total Brazil					9,901,637

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	2,000,000		2,075,020	(a)

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	1,500,000		1,599,390	(a)

Ecuador - 1.4%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	2,120,000		2,353,221	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	5,960,000		6,436,800	(a)

Total Ecuador					8,790,021

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,393,426	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.4%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	2,720,000		$2,774,264	(a)

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,370,000		2,393,700	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	2,450,000		2,658,275	(a)

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	1,658,000		1,871,048

Indonesia - 3.6%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	5,760,000		6,044,947	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	11,940,000		12,269,215
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	10,046,000,000	IDR	743,219
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	53,097,000,000	IDR	3,852,440

Total Indonesia					22,909,821

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	440,000		432,069	(a)

Mexico - 0.4%
Mexican Bonos, Bonds	6.500%	6/9/22	30,000,000	MXN	1,534,788
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,000,000		1,013,250

Total Mexico					2,548,038

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,130,000		1,169,290	(e)

Poland - 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	23,620,000	PLN	6,285,037

Russia - 1.5%
Russian Federal Bond - OFZ	7.000%	1/25/23	98,290,000	RUB	1,547,592
Russian Federal Bond - OFZ	7.750%	9/16/26	490,380,000	RUB	7,998,169

Total Russia					9,545,761

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	1,920,000		$1,975,680	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	1,930,000		2,009,501	(a)

Total Sri Lanka					3,985,181

Turkey - 1.1%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,900,000		3,486,857
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	3,875,000		3,545,819

Total Turkey					7,032,676

Ukraine - 0.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	2,480,000		2,562,063	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	2,000,000		2,037,920	(a)

Total Ukraine					4,599,983

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	82,160,000	UYU	2,430,219	(e)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	21,960,000	UYU	579,119	(e)

Total Uruguay					3,009,338

Venezuela - 0.1%
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	2,000,000		325,000	*(c)(e)
Venezuela Government International Bond, Senior Notes	9.375%	1/13/34	1,164,000		189,150	*(c)

Total Venezuela					514,150

TOTAL SOVEREIGN BONDS (Cost - $112,287,320)					116,196,990

SENIOR LOANS - 9.7%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (3 mo. USD LIBOR + 2.250%)	4.604%	9/30/25	720,000		720,131	(g)(l)(m)

Media - 2.0%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	6,815,087		6,838,940	(g)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Diamond Sports Group LLC, Term Loan B	—	7/17/26	390,000	$391,219	(n)
iHeartCommunications Inc., Term Loan (3 mo. USD LIBOR + 4.000%)	6.579%	5/4/26	5,390,000	5,441,652	(g)(l)(m)(n)

Total Media				12,671,811

TOTAL COMMUNICATION SERVICES				13,391,942

CONSUMER DISCRETIONARY - 6.5%
Diversified Consumer Services - 0.6%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.984%	5/2/22	4,040,102	4,042,122	(g)(l)(m)

Hotels, Restaurants & Leisure - 4.9%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.484%	2/16/24	4,488,520	4,499,158	(g)(l)(m)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	9,495,669	9,515,372	(g)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.984%	12/23/24	3,291,646	3,268,673	(g)(l)(m)
Four Seasons Hotels Ltd., Restated Term Loan	—	11/30/23	1,250,000	1,252,735	(n)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.016%	6/22/26	12,502,564	12,561,177	(g)(l)(m)

Total Hotels, Restaurants & Leisure				31,097,115

Specialty Retail - 0.9%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.380%	3/11/22	6,026,027	5,929,044	(g)(l)(m)(n)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.760%	10/30/20	542,092	414,700	(g)(j)(l)(m)

TOTAL CONSUMER DISCRETIONARY				41,482,981

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	1,860,000	1,827,450	(n)

Pharmaceuticals - 0.3%
Beta Sub LLC, Term Loan	—	5/22/26	1,770,000	1,765,575	(j)(n)

TOTAL HEALTH CARE				3,593,025

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.022%	1/15/25	2,114,188	$2,122,116	(g)(l)(m)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.269%	2/7/23	885,106	887,319	(g)(h)(j)(l)(m)

TOTAL SENIOR LOANS (Cost - $60,900,341)				61,477,383

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.8%
U.S. Government Obligations - 3.8%
U.S. Treasury Notes	1.375%	4/30/21	500,000	495,283
U.S. Treasury Notes	2.250%	4/30/21	4,000,000	4,022,344	(o)
U.S. Treasury Notes	1.625%	6/30/21	500,000	497,480
U.S. Treasury Notes	1.750%	11/30/21	1,000,000	997,285
U.S. Treasury Notes	1.875%	1/31/22	2,500,000	2,500,537
U.S. Treasury Notes	1.750%	3/31/22	2,000,000	1,994,922
U.S. Treasury Notes	1.750%	7/15/22	2,250,000	2,243,980
U.S. Treasury Notes	1.875%	8/31/22	3,400,000	3,403,254	(o)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	991,953	(o)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000	4,141,641	(o)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,036,738	(o)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,857,673)				24,325,417

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	5,940,000	5,303,232	(b)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	2,340,000	1,674,922

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,859,865)				6,978,154

			SHARES
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,419,137)	8.303%		155,800	4,106,888	(b)(g)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			166,350		$35,067	*(i)(j)

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (Escrow)			96,800		63,410	*(i)(j)
KCAD Holdings I Ltd.			533,873,172		496,502	*(i)(j)

Total Energy Equipment & Services					559,912

Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.			157,971		1,548,116
Montage Resources Corp.			122,990		410,786	*(b)
MWO Holdings LLC			1,069		81,629	*(i)(j)

Total Oil, Gas & Consumable Fuels					2,040,531

TOTAL ENERGY					2,600,443

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			56,930		1,252,460	*

TOTAL COMMON STOCKS (Cost - $21,329,789)					3,887,970

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $674,069)	4.000%	3/6/20	27,270,963	ARS	531,513

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $845,950,168)					899,893,483

			SHARES
SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,838,456)	2.261%		3,838,456		3,838,456

TOTAL INVESTMENTS - 142.2% (Cost - $849,788,624)					903,731,939
Liabilities in Excess of Other Assets - (42.2)%					(268,025,592)

TOTAL NET ASSETS - 100.0%					$635,706,347

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	The coupon payment on these securities is currently in default as of July 31, 2019.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Restricted security (Note 2).

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(o)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

At July 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank Securities Inc.	2.440%	7/10/2019	10/8/2019	$15,301,750	U.S. Government & Agency Obligations	$15,595,930

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	163,890	USD	185,134	Barclays Bank PLC	10/17/19	$(2,549)
USD	3,229,512	GBP	2,569,590	Barclays Bank PLC	10/17/19	92,795
USD	8,918,437	EUR	7,865,657	Citibank N.A.	10/17/19	155,606

Total						$245,852

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$58,795,803	$4,915,045	$63,710,848
Other Corporate Bonds & Notes	—	618,678,320	—	618,678,320
Sovereign Bonds	—	116,196,990	—	116,196,990
Senior Loans:
Consumer Discretionary	—	41,068,281	414,700	41,482,981
Health Care	—	1,827,450	1,765,575	3,593,025
Utilities	—	—	887,319	887,319
Other Senior Loans	—	15,514,058	—	15,514,058
U.S. Government & Agency Obligations	—	24,325,417	—	24,325,417
Convertible Bonds & Notes	—	6,978,154	—	6,978,154
Preferred Stocks	$4,106,888	—	—	4,106,888
Common Stocks:
Consumer Discretionary	—	—	35,067	35,067
Energy	1,958,902	—	641,541	2,600,443
Utilities	—	1,252,460	—	1,252,460
Non-U.S. Treasury Inflation Protected Securities	—	531,513	—	531,513

Total Long-Term Investments	6,065,790	885,168,446	8,659,247	899,893,483

Short-Term Investments†	3,838,456	—	—	3,838,456

Total Investments	$9,904,246	$885,168,446	$8,659,247	$903,731,939

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$248,401	—	$248,401

Total	$9,904,246	$885,416,847	$8,659,247	$903,980,340

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,549	—	$2,549

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	$1	—	—
Health Care	4,756,840		$2,426	—	$(1,631)	$157,410
Senior Loans:
Consumer Discretionary	421,218		2,564	38	(7,705)	—
Health Care	—		—	—	13,275	1,752,300
Real Estate	2,178,424		94	(16,125)	13,264	—
Utilities	—		—	—	—	—
Common Stocks:
Consumer Discretionary	34,784		—	—	283	—
Energy	1,817,276		—	—	(1,175,735)	—
Utilities	1,223,995		—	—	28,465	—

Total	$10,432,537		$5,084	$(16,086)	$(1,129,784)	$1,909,710

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2019[1]
Corporate Bonds & Notes:
Energy	$(1)	—	—	—	—
Health Care	—	—	—	$4,915,045	$(1,631)
Senior Loans:
Consumer Discretionary	(1,415)	—	—	414,700	(7,705)
Health Care	—	—	—	1,765,575	13,275
Real Estate	(2,175,657)	—	—	—	—
Utilities	—	$887,319	—	887,319	—
Common Stocks:
Consumer Discretionary	—	—	—	35,067	283

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2019[1]
Energy	—	—	—	$641,541	$(1,175,735)
Utilities	—	—	$(1,252,460)	—	—

Total	$(2,177,073)	$887,319	$(1,252,460)	$8,659,247	$(1,171,513)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

*	Amount represents less than $1.

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 7/31/2019		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.402%, due 6/30/22	$4,552,000	6/17	$4,523,113	$4,756,840	(a)	$104.50	0.75%
BioScrip Inc., First Lien Notes, 9.402%, due 8/15/20	159,000	5/19	157,701	158,205	(a)	99.50	0.02

			$4,680,814	$4,915,045			0.77%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.